Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000164379 [Member] | Western Mortgage Reference Notes Series 2021 CL2 9 435 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164379 [Member] | Fannie Mae Connecticut Avenue Securities 14 700 11 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164379 [Member] | AMSR 2020 SFR1 Trust 8 193 4 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164379 [Member] | Ally Auto Receivables Trust 2024 1 0 000 2 16 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164379 [Member] | Progress Residential 2020 SFR3 Trust 6 234 10 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164379 [Member] | FARM Mortgage Trust 2023 1 3 035 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164379 [Member] | JPMorgan Chase Bank N A CACLN 9 812 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164379 [Member] | Western Mortgage Reference Notes Series 2021 CL2 10 685 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164379 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 14 650 10 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164379 [Member] | Ally Bank Auto Credit Linked Notes Series 2024 A 12 748 5 17 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164379 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000164379 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000164379 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164379 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164379 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164380 [Member] | Western Mortgage Reference Notes Series 2021 CL2 9 435 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164380 [Member] | Fannie Mae Connecticut Avenue Securities 14 700 11 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164380 [Member] | AMSR 2020 SFR1 Trust 8 193 4 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164380 [Member] | Ally Auto Receivables Trust 2024 1 0 000 2 16 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164380 [Member] | Progress Residential 2020 SFR3 Trust 6 234 10 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164380 [Member] | FARM Mortgage Trust 2023 1 3 035 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164380 [Member] | JPMorgan Chase Bank N A CACLN 9 812 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164380 [Member] | Western Mortgage Reference Notes Series 2021 CL2 10 685 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164380 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 14 650 10 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164380 [Member] | Ally Bank Auto Credit Linked Notes Series 2024 A 12 748 5 17 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164380 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000164380 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000164380 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164380 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164380 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164381 [Member] | Western Mortgage Reference Notes Series 2021 CL2 9 435 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164381 [Member] | Fannie Mae Connecticut Avenue Securities 14 700 11 25 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164381 [Member] | AMSR 2020 SFR1 Trust 8 193 4 17 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164381 [Member] | Ally Auto Receivables Trust 2024 1 0 000 2 16 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164381 [Member] | Progress Residential 2020 SFR3 Trust 6 234 10 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164381 [Member] | FARM Mortgage Trust 2023 1 3 035 3 25 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164381 [Member] | JPMorgan Chase Bank N A CACLN 9 812 2 26 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164381 [Member] | Western Mortgage Reference Notes Series 2021 CL2 10 685 7 25 2059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164381 [Member] | Freddie Mac Structured Agency Credit Risk Debt Notes 14 650 10 25 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164381 [Member] | Ally Bank Auto Credit Linked Notes Series 2024 A 12 748 5 17 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164381 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000164381 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000164381 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000164381 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164381 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%